Condensed Consolidated Statements of Convertible Preferred Shares and Shareholders' (Deficit) Equity (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Jun. 30, 2019	Sep. 30, 2019
Statement Of Stockholders Equity [Abstract]
Issuance of ADSs in follow-on offering, issuance costs	$ 605	$ 605